Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Reversals of impairment	$ 0	$ 0